Segment and Geographic Information - Summary of Revenues Based on Location of Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,537	$ 1,298	$ 3,829	$ 3,677	$ 4,454	$ 4,997
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					4,156	3,893
Argentina
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					0	862
India
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					7	7
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					291	178
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues					$ 0	$ 57